FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2019
Disclosure of financial risk management [text block] [Abstract]
Disclosure of financial risk management [text block]

NOTE 3 - FINANCIAL RISK MANAGEMENT

3.1.	Financial risk factors

The Company is exposed to different financial risks: (a) market risk, (b) credit risk, and (c) liquidity risk. The program overall risk management of the Company aims to minimize the adverse effects of financial risks affecting the company.

(a)	Market risk

Due to the nature of its operations, the Company is exposed to market factors such as: (i) fuel-price risk, (ii) exchange -rate risk (FX), and (iii) interest -rate risk.

The Company has developed policies and procedures for managing market risk, which aim to identify, quantify, monitor and mitigate the adverse effects of changes in market factors mentioned above.

For this, the Administration monitors the evolution of price levels, exchange rates and interest rates, and quantifies their risk exposures (Value at Risk), and develops and implements hedging strategies.

(i)	Fuel-price risk:

Exposition:

For the execution of its operations the Company purchases a fuel called Jet Fuel grade 54 USGC, which is subject to the fluctuations of international fuel prices.

Mitigation:

To cover the risk exposure fuel, the Company operates with derivative instruments (swaps and options) whose underlying assets may be different from Jet Fuel, being possible use West Texas Intermediate (“WTI”) crude, Brent (“BRENT”) crude and distillate Heating Oil (“HO”), which have a high correlation with Jet Fuel and greater liquidity.

Fuel Hedging Results:

During the period ended december 31, 2019, the Company recognized losses of US$ 23.1 million for fuel coverage net of premium. During the same period of 2018, the Company recognized gains of US$ 29.7 million for the same concept.

As of december 31, 2019, the market value of fuel positions amounted to US$ 48.5 million (positive). At the end of december 2018, this market value was US$ 15.8 million (negative).

The following tables show the level of hedge for different periods:

Positions as of December 31, 2019 (*)	Maturities
	Q120	Q220	Q320	Q420	Total
Percentage of coverage over the expected volume of consumption	65%	61%	20%	19%	41%

(*)	The volume shown in the table considers all the hedging instruments (swaps and options).

Positions as of December 31, 2018 (*)	Maturities
	Q119	Q219	Q319	Q419	Total
Percentage of coverage over the expected volume of consumption	66%	58%	40%	15%	45%

(*)	The volume shown in the table considers all the hedging instruments (swaps and options).

Sensitivity analysis

A drop in fuel price positively affects the Company through a reduction in costs. However, also negatively affects contracted positions as these are acquired to protect the Company against the risk of a rise in price. The policy therefore is to maintain a hedge-free percentage in order to be competitive in the event of a drop in price.

The current hedge positions they are booked as cash flow hedge contracts, so a variation in the fuel price has an impact on the Company’s net equity.

The following table shows the sensitivity analysis of the financial instruments according to reasonable changes in the fuel price and their effect on equity. The term of the projection was defined until the end of the last current fuel hedge contract, being the last business day of the third quarter of 2020.

The calculations were made considering a parallel movement of US$ 5 per barrel in the curve of the JET crude futures benchmark price at the end of December 2019 and the end of December 2018.

	Positions as of december 31, 2019	Positions as of december 31, 2018
Benchmark price	effect on equity	effect on equity
(US$ per barrel)	(millions of US$)	(millions of US$)
+5	+ 15.4	+7.4
-5	- 34.5	- 5.5

Given the structure of fuel coverage during 2019, considers a hedge-free portion, a vertical drop of 5 dollars in the JET reference price (considered as the monthly average), would have meant an approximate impact US$ 121.8 million of lower fuel costs. For the same period, a vertical rise of US$ 5 in the JET reference price (considered as the monthly average) would have meant an impact of approximately US$ 114.2 million of higher fuel costs.

(ii)	Foreign exchange rate risk:

Exposition:

The functional and presentation currency of the financial statements of the Parent Company is the US dollar, so that the risk of the Transactional and Conversion exchange rate arises mainly from the Company’s business, strategic and accounting operating activities that are expressed in a monetary unit other than the functional currency.

The subsidiaries of LATAM are also exposed to foreign exchange risk whose impact affects the Company’s Consolidated Income.

The largest operational exposure to LATAM’s exchange risk comes from the concentration of businesses in Brazil, which are mostly denominated in Brazilian Real (BRL), and are actively managed by the company.

At a lower concentration, the Company is also exposed to the fluctuation of other currencies, such as: Euro, Pound sterling, Australian dollar, Colombian peso, Chilean peso, Argentine peso, Paraguayan Guarani, Mexican peso, Peruvian Sol and New Zealand dollar.

Mitigation:

The Company mitigates currency risk exposures by contracting derivative instruments or through natural hedges or execution of internal operations.

Exchange Rate Hedging Results (FX):

With the objective of reducing exposure to the exchange rate risk in the operational cash flows of 2019, and securing the operating margin, LATAM makes hedges using FX derivatives.

As of december 31, 2019, the market value of FX derivative positions amounted to US $ 0.04 million (negative). At the end of December 2018, the Company did not maintain derivatives of current FX hedges.

During the period ended december 31, 2019, the Company recognized gains of US $ 1.9 million for FX coverage net of premiums. During the same period of 2018, the Company recognized gains of US$ 18.3 million.

As of december 31, 2019, the Company has contracted FX derivatives for US $ 15 million for BRL. At the end of december 2018, the Company did not maintain current FX derivatives.

During 2018 the company contracted FX derivatives which were not registered under hedge accounting. As of december 31, 2019, the amount recognized in results amounts to US $ 6.2 million (negative) net of premiums.

Sensitivity analysis:

A depreciation of the R$/US$ exchange rate, negatively affects the Company’s operating cash flows, however, also positively affects the value of the positions of derivatives contracted.

FX derivatives are recorded as cash flow hedge contracts; therefore, a variation in the exchange rate has an impact on the market value of the derivatives, the changes of which affect the Company’s net equity.

The following table shows the sensitization of FX derivative instruments according to reasonable changes in the exchange rate and its effect on equity. The projection period was defined until the end of the last coverage contract in force, with the last business day of the first quarter of the year 2020:

Appreciation (depreciation)(*)	Effect at december 31, 2019	Effect at december 31, 2018
of R$	Millions of US$	Millions of US$
-10%	-0.6	-
+10%	+1.1	-

(*)	Appreciation (depreciation) of US$ regard to the covered currencies.

During 2018 and 2019, the Company contracted swap currency derivatives for debt coverage issued the same year for a notional UF 8.7 million and UF 5.0 million, respectively. As of December 31, 2019, the market value of the currency swaps derivative positions amounted to US $ 22.7 million (negative). At the end of December 2018, this market value was US $ 15.1 million (positive).

In the case of TAM S.A, whose functional currency is the Brazilian real, a large part of its liabilities is expressed in US dollars. Therefore, when converting financial assets and liabilities, from dollar to real, they have an impact on the result of TAM S.A., which is consolidated in the Company’s Income Statement.

In order to reduce the impact on the Company’s result caused by appreciations or depreciations of R $ / US $, the Company has executed internal operations to reduce the net exposure in US $ for TAM S.A.

The following table shows the variation of financial performance to appreciate or depreciate 10% exchange rate R$/US$:

Appreciation (depreciation)(*)	Effect at december 31, 2019	Effect at december 31, 2018
of R$/US$(*)	Millions of US$	Millions of US$
-10%	+9.5	+39.8
+10%	- 9.5	-39.8

(*)	Appreciation (depreciation) of US$ regard to the covered currencies.

Effects of exchange rate derivatives in the Financial Statements

The profit or losses caused by changes in the fair value of hedging instruments are segregated between intrinsic value and temporary value. The intrinsic value is the actual percentage of cash flow covered, initially shown in equity and later transferred to income, while the hedge transaction is recorded in income. The temporary value corresponds to the ineffective portion of cash flow hedge which is recognized in the financial results of the Company (Note 19).

Due to the functional currency of TAM S.A. and Subsidiaries is the Brazilian real, the Company presents the effects of the exchange rate fluctuations in Other comprehensive income by converting the Statement of financial position and Income statement of TAM S.A. and Subsidiaries from their functional currency to the U.S. dollar, which is the presentation currency of the consolidated financial statement of LATAM Airlines Group S.A. and Subsidiaries. The Goodwill generated in the Business combination is recognized as an asset of TAM S.A. and Subsidiaries in Brazilian real whose conversion to U.S. dollar also produces effects in other comprehensive income.

The following table shows the change in Other comprehensive income recognized in Total equity in the case of appreciate or depreciate 10% the exchange rate R$/US$:

Appreciation (depreciation)	Effect at december 31, 2019	Effect at december 31, 2018
of R$/US$	Millions of US$	Millions of US$
-10%	+402.48	+384.73
+10%	-329.29	-314.78

(iii)	Interest -rate risk:

Exposition:

The Company is exposed to fluctuations in interest rates affecting the markets future cash flows of the assets, and current and future financial liabilities.

The Company is exposed in one portion to the variations of London Inter-Bank Offer Rate (“LIBOR”) and other interest rates of less relevance are Brazilian Interbank Deposit Certificate (“IDC”).

Mitigation:

In order to reduce the risk of an eventual rise in interest rates, the Company has signed interest-rate swap and call option contracts. Currently a 62% (60% at December 31, 2018) of the debt is fixed to fluctuations in interest rate.

Rate Hedging Results:

As of december 31, 2019, the market value of the derivative positions of interest rates amounted to US$ 2.6 million (positive). At the end of December 2018, this market value was US$ 2.2 million (negative).

Sensitivity analysis:

The following table shows the sensitivity of changes in financial obligations that are not hedged against interest-rate variations. These changes are considered reasonably possible, based on current market conditions each date.

Increase (decrease)	Positions as of december 31, 2019	Positions as of december 31, 2018
futures curve	effect on profit or loss before tax	effect on profit or loss before tax
in libor 3 months	(millions of US$)	(millions of US$)
+100 basis points	-27.60	-29.62
-100 basis points	+27.60	+29.62

Much of the current rate derivatives are registered for as hedges of cash flow, therefore, a variation in the exchange rate has an impact on the market value of derivatives, whose changes impact on the Company’s net equity.

The calculations were made increasing (decreasing) vertically 100 basis points of the three-month Libor futures curve, being both reasonably possible scenarios according to historical market conditions.

Increase (decrease)	Positions as of december 31, 2019	Positions as of december 31, 2018
futures curve	effect on equity	effect on equity
in libor 3 months	(millions of US$)	(millions of US$)
+100 basis points	+13.62	+0.70
-100 basis points	-14.71	-0.71

The assumptions of sensitivity calculation must assume that forward curves of interest rates do not necessarily reflect the real value of the compensation flows. Moreover, the structure of interest rates is dynamic over time.

During the periods presented, the Company has no registered amounts by ineffectiveness in consolidated statement of income for this kind of hedging.

(b)	Credit risk

Credit risk occurs when the counterparty to a financial agreement or instrument fails to discharge an obligation due or financial instrument, leading to a loss in market value of a financial instrument (only financial assets, not liabilities).

The Company is exposed to credit risk due to its operative and financial activities, including deposits with banks and financial institutions, investments in other kinds of instruments, exchange-rate transactions and the contracting of derivative instruments or options.

To reduce the credit risk associated with operational activities, the Company has established credit limits to abridge the exposure of their debtors which are monitored permanently (mainly in case of operational activities in Brazil with travel agents).

As a way to mitigate credit risk related to financial activities, the Company requires that the counterparty to the financial activities remain at least investment grade by major Risk Assessment Agencies. Additionally, the Company has established maximum limits for investments which are monitored regularly.

(i)	Financial activities

Cash surpluses that remain after the financing of assets necessary for the operation are invested according to credit limits approved by the Company’s Board, mainly in time deposits with different financial institutions, private investment funds, short-term mutual funds, and easily-liquidated corporate and sovereign bonds with short remaining maturities. These investments are booked as Cash and cash equivalents and other current financial assets.

In order to reduce counterparty risk and to ensure that the risk assumed is known and managed by the Company, investments are diversified among different banking institutions (both local and international). The Company evaluates the credit standing of each counterparty and the levels of investment, based on (i) their credit rating, (ii) the equity size of the counterparty, and (iii) investment limits according to the Company’s level of liquidity. According to these three parameters, the Company chooses the most restrictive parameter of the previous three and based on this, establishes limits for operations with each counterparty.

The Company has no guarantees to mitigate this exposure.

(ii)	Operational activities

The Company has four large sales “clusters”: travel agencies, cargo agents, airlines and credit-card administrators. The first three are governed by International Air Transport Association, international (“IATA”) organization comprising most of the airlines that represent over 90% of scheduled commercial traffic and one of its main objectives is to regulate the financial transactions between airlines and travel agents and cargo. When an agency or airline does not pay their debt, they are excluded from operating with IATA’s member airlines. In the case of credit-card administrators, they are fully guaranteed by 100% by the issuing institutions.

The exposure consists of the term granted, which fluctuates between 1 and 45 days.

One of the tools the Company uses for reducing credit risk is to participate in global entities related to the industry, such as IATA, Business Sales Processing (“BSP”), Cargo Account Settlement Systems (“CASS”), IATA Clearing House (“ICH”) and banks (credit cards). These institutions fulfill the role of collectors and distributors between airlines and travel and cargo agencies. In the case of the Clearing House, it acts as an offsetting entity between airlines for the services provided between them. A reduction in term and implementation of guarantees has been achieved through these entities. Currently the sales invoicing of TAM Linhas Aéreas S.A. related with travel agents and cargo agents for domestic transportation in Brazil is done directly by TAM Linhas Aéreas S.A.

Credit quality of financial assets

The external credit evaluation system used by the Company is provided by IATA. Internal systems are also used for particular evaluations or specific markets based on trade reports available on the local market. The internal classification system is complementary to the external one, i.e. for agencies or airlines not members of IATA, the internal demands are greater.

To reduce the credit risk associated with operational activities, the Company has established credit limits to abridge the exposure of their debtors which are monitored permanently (mainly in case of operational activities of TAM Linhas Aéreas S.A. with travel agents). The bad-debt rate in the principal countries where the Company has a presence is insignificant.

(c)	Liquidity risk

Liquidity risk represents the risk that the Company has no sufficient funds to meet its obligations.

Because of the cyclical nature of the business, the operation, and its investment and financing needs related to the acquisition of new aircraft and renewal of its fleet, plus the financing needs, the Company requires liquid funds, defined as cash and cash equivalents plus other short term financial assets, to meet its payment obligations. The liquid funds, the future cash generation and the capacity to obtain additional funding, through bond issuance and banking loans, will allow the Company to obtain sufficient alternatives to face its investment and financing future commitments.

At december 31, 2019 is US$ 1,459 million (US$ 1,404 million at december 31, 2018), invested in short term instruments through financial high credit rating levels entities.

In addition to the balance of liquid funds, the Company has access to short-term credit lines. As of december 31, 2019, LATAM has credit lines for working capital that are not committed to several banks and additionally has an unused committed line of US$ 600 million (US$ 600 million as of December 31, 2018) subject to availability of collateral.

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2019

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days ThUS$	More than 90 days to one year ThUS$	More than one to three years ThUS$	More than three to five years ThUS$	More than five years ThUS$	Total ThUS$	Nominal value ThUS$	Amortization	Effective rate %	Nominal rate %

97.032.000-8	BBVA	Chile	US$	24,387	76,256	-	-	-	100,643	99,000	At Expiration	3.29	3.29
97.003.000-K	BANCO DO BRASIL	Chile	US$	151,489	50,758	-	-	-	202,247	200,000	At Expiration	2.93	2.93
76.100.458-1	HSBC	Chile	US$	12,098	-	-	-	-	12,098	12,000	At Expiration	3.25	3.25
76.100.458-1	BLADEX	Chile	US$	-	29,277	-	-	-	29,277	29,000	At Expiration	2.82	2.82

97.023.000-9	CORPBANCA	Chile	UF	5,336	10,544	-	-	-	15,880	15,615	Quarterly	3.35	3.35
76.362.099-9	BTG PACTUAL CHILE	Chile	UF	484	1,451	63,872	-	-	65,807	62,769	At Expiration	3.10	3.10
0-E	SANTANDER	Spain	US$	1,514	4,809	141,719	-	-	148,042	137,860	Quarterly	3.62	4.61

97.030.000-7	BANCO ESTADO	Chile	UF	-	24,702	208,681	32,228	410,774	676,385	518,032	At Expiration	4.81	4.81
0-E	BANK OF NEW YORK	U.S.A.	US$	28,000	76,125	208,250	884,188	884,000	2,080,563	1,500,000	At Expiration	7.16	6.94

0-E	BNP PARIBAS	U.S.A.	US$	11,657	50,428	124,106	124,167	302,092	612,450	513,941	Quarterly / Semiannual	3.81	3.81
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	31,733	94,096	244,836	237,815	438,659	1,047,139	866,223	Quarterly	4.45	4.45
0-E	CITIBANK	U.S.A.	US$	5,765	17,296	46,120	46,117	42,175	157,473	143,475	Quarterly	3.76	2.68
0-E	NATIXIS	France	US$	13,365	40,159	99,556	86,984	79,724	319,788	282,906	Quarterly	3.82	3.82
0-E	MUFG	U.S.A.	US$	5,552	27,068	73,726	73,914	209,621	389,881	322,660	Quarterly	3.43	3.43
0-E	INVESTEC	England	US$	1,980	11,164	26,153	11,071	-	50,368	44,087	Semiannual	6.35	6.35

0-E	CREDIT AGRICOLE	France	US$	2,326	6,740	260,259	-	-	269,325	253,692	At Expiration	3.74	3.74
0-E	MUFG	U.S.A.	US$	26,607	78,955	198,783	46,131	-	350,476	328,023	Quarterly	3.54	3.54

0-E	ING	U.S.A.	US$	4,025	8,108	-	-	-	12,133	11,806	Quarterly	5.71	5.01
0-E	CREDIT AGRICOLE	France	US$	4,994	15,026	6,671	-	-	26,691	26,091	Quarterly	3.15	2.52
0-E	CITIBANK	U.S.A.	US$	19,412	56,148	117,881	16,653	-	210,094	200,907	Quarterly	3.39	2.80
0-E	PEFCO	U.S.A.	US$	1,950	1,950	-	-	-	3,900	3,827	Quarterly	5.65	5.03
0-E	BNP PARIBAS	U.S.A.	US$	9,353	25,211	28,663	22,502	10,354	96,083	87,729	Quarterly	3.85	3.72
0-E	WELLS FARGO	U.S.A.	US$	35,251	105,691	261,181	203,232	14,382	619,737	591,684	Quarterly	2.67	1.98
97.036.000-K	SANTANDER	Chile	US$	6,145	18,394	47,911	3,158	-	75,608	72,551	Quarterly	3.00	2.46
0-E	RRPF ENGINE	England	US$	1,152	3,432	8,967	8,679	568	22,798	19,643	Monthly	4.01	4.01
0-E	APPLE BANK	U.S.A.	US$	1,661	4,977	13,259	7,380	-	27,277	25,708	Quarterly	3.33	2.73
0-E	BTMU	U.S.A.	US$	3,367	10,081	26,827	14,153	-	54,428	51,340	Quarterly	3.33	2.73
0-E	NATIXIS	France	US$	759	2,299	2,330	-	-	5,388	5,154	Quarterly	4.41	4.41
0-E	KFW IPEX-BANK	Germany	US$	1,804	3,607	-	-	-	5,411	5,328	Quarterly	3.55	3.55
0-E	AIRBUS FINANCIAL	U.S.A.	US$	2,038	5,746	-	-	-	7,784	7,664	Monthly	3.31	3.31
0-E	US BANK	U.S.A.	US$	18,328	54,864	145,364	140,555	17,681	376,792	349,127	Quarterly	4.01	2.82
0-E	PK AIRFINANCE	U.S.A.	US$	2,652	8,136	18,194	-	-	28,982	28,087	Monthly	3.45	3.45

0-E	CITIBANK (*)	U.S.A.	US$	26,111	78,742	-	-	-	104,853	101,026	Quarterly	6.00	6.00

-	OTHERS	-	US$	-	11,582	18,641	13,530	-	43,753	16,972	-	-	-

	Total			461,295	1,013,822	2,391,950	1,972,457	2,410,030	8,249,554	6,933,927

(*) Bonus securitized with the future flows of credit card sales in the United States and Canada.

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2019

Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days ThUS$	More than 90 days to one year ThUS$	More than one to three years ThUS$	More than three to five years ThUS$	More than five years ThUS$	Total ThUS$	Nominal value ThUS$	Amortization	Effective rate %	Nominal rate %

0-E	NCM	Holland	US$	173	499	722	-	-	1,394	1,289	Monthly	6.01	6.01

0-E	NATIXIS	France	US$	4,140	7,965	77,028	-	-	89,133	86,256	Quarterly / Semiannual	6.29	6.29
0-E	WACAPOU LEASING S.A.	Luxembourg	US$	835	2,450	3,277	-	-	6,562	6,280	Quarterly	4.32	4.32
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	US$	11,286	151,047	-	-	-	162,333	169,931	Quarterly	5.39	5.39
0-E	GA Telesis LLC	U.S.A.	US$	677	1,753	4,675	4,675	10,480	22,260	13,495	Monthly	14.72	14.72

	Total			17,111	163,714	85,702	4,675	10,480	281,682	277,251

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2019

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days ThUS$	More than 90 days to one year ThUS$	More than one to three years ThUS$	More than three to five years ThUS$	More than five years ThUS$	Total ThUS$	Nominal value ThUS$

	AIRCRAFT	OTHERS	US$	146,036	417,929	1,002,564	877,353	1,357,910	3,801,792	3,042,231
	OTHER ASSETS	OTHERS	US$	3,017	8,649	21,381	19,815	16,314	69,176	53,931
			CLP	160	478	531	-	-	1,169	1,195
			UF	2,713	4,736	5,789	1,373	2,956	17,567	17,145
			COP	71	161	37	2	-	271	259
			EUR	163	387	592	122	-	1,264	1,175
			GBP	16	10	-	-	-	26	24
			MXN	37	93	245	10	-	385	359
			PEN	95	129	83	16	-	323	306
			Other currencies	2,770	8,370	8,508	43,104	-	62,752	55,532

	OTHERS	OTHERS	US$	371,527	13,993	-	-	-	385,520	385,520
			CLP	220,383	905	-	-	-	221,288	221,288
			BRL	486,082	320	-	-	-	486,402	486,402
			Other currencies	576,378	1,716	-	-	-	578,094	578,094
78.591.370-1	Bethia S.A. y Filiales	Chile	CLP	53	-	-	-	-	53	53
Foreing	Patagonia Seafarms INC	U.S.A.	CLP	3	-	-	-	-	3	3

	Total			1,809,504	457,876	1,039,730	941,795	1,377,180	5,626,085	4,843,517

	Total consolidated			2,287,910	1,635,412	3,517,382	2,918,927	3,797,690	14,157,321	12,054,695

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2018 Restated

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days ThUS$	More than 90 days to one year ThUS$	More than one to three years ThUS$	More than three to five years ThUS$	More than five years ThUS$	Total ThUS$	Nominal value ThUS$	Amortization	Effective rate %	Nominal rate %

97.032.000-8	BBVA	Chile	US$	38,625	76,275	-	-	-	114,900	113,000	At Expiration	3.36	3.36
97.032.000-8	BBVA	Chile	UF	-	52,490	-	-	-	52,490	50,785	At Expiration	3.31	3.31
97.036.000-K	SANTANDER	Chile	US$	23,070	-	-	-	-	23,070	23,000	At Expiration	3.90	3.90
97.003.000-K	BANCO DO BRASIL	Chile	US$	201,884	-	-	-	-	201,884	200,000	At Expiration	3.64	3.64
97.951.000-4	HSBC	Chile	US$	12,094	-	-	-	-	12,094	12,000	At Expiration	3.14	3.14

97.023.000-9	CORPBANCA	Chile	UF	5,778	17,086	16,662	-	-	39,526	38,231	Quarterly	3.35	3.35
0-E	BLADEX	U.S.A.	US$	-	15,766	-	-	-	15,766	15,000	Semiannual	6.74	6.74
97.036.000-K	SANTANDER	Chile	US$	1,347	587	102,521	-	-	104,455	102,521	Quarterly	5.60	5.60
76.362.099-9	BTG	Chile	UF	510	1,531	69,435	-	-	71,476	65,862	At Expiration	3.10	3.10

0-E	BANK OF NEW YORK	U.S.A.	US$	-	84,375	614,375	96,250	724,063	1,519,063	1,200,000	At Expiration	7.44	7.03
97.030.000-7	ESTADO	Chile	UF	-	18,985	37,970	196,970	213,114	467,039	345,182	At Expiration	5.50	5.50

0-E	CREDIT AGRICOLE	France	US$	743	2,201	5,718	2,086	-	10,748	10,080	Quarterly	3.23	3.23
0-E	BNP PARIBAS	U.S.A.	US$	14,741	61,973	152,826	145,252	250,387	625,179	511,698	Quarterly	4.55	4.55
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	31,336	96,304	248,720	289,251	509,168	1,174,779	952,758	Quarterly	4.47	4.47
0-E	CITIBANK	U.S.A.	US$	12,757	38,398	102,062	77,710	65,232	296,159	269,365	Quarterly	3.82	2.93
0-E	US BANK	U.S.A.	US$	18,406	55,112	146,045	144,670	86,076	450,309	411,684	Quarterly	4.00	2.82
0-E	NATIXIS	France	US$	14,027	42,132	111,528	92,228	124,910	384,825	324,524	Quarterly	4.69	4.69
0-E	PK AirFinance	U.S.A.	US$	2,490	7,663	25,610	3,153	-	38,916	37,615	Monthly	4.15	4.14
0-E	INVESTEC	England	US$	2,004	11,579	26,874	24,367	-	64,824	54,014	Semiannual	7.17	7.17

0-E	CREDIT AGRICOLE	France	US$	2,576	8,380	273,122	-	-	284,078	253,692	At Expiration	4.11	4.11
0-E	DVB BANK SE	Germany	US$	28,087	83,260	213,177	122,674	20,274	467,472	422,065	Quarterly	4.42	4.42

0-E	ING	U.S.A.	US$	4,025	12,075	12,134	-	-	28,234	26,831	Quarterly	5.70	5.01
0-E	CREDIT AGRICOLE	France	US$	7,618	21,994	27,811	1,684	-	59,107	56,403	Quarterly	3.66	3.31
0-E	CITIBANK	U.S.A.	US$	14,870	44,570	83,389	42,178	-	185,007	172,158	Quarterly	4.40	3.80
0-E	PEFCO	U.S.A.	US$	5,771	13,541	3,899	-	-	23,211	22,407	Quarterly	5.64	5.02
0-E	BNP PARIBAS	U.S.A.	US$	8,467	25,214	26,933	1,641	-	62,255	59,567	Quarterly	3.90	3.58
0-E	WELLS FARGO	U.S.A.	US$	35,458	106,397	282,923	239,168	99,232	763,178	719,338	Quarterly	2.77	2.09
97.036.000-K	SANTANDER	Chile	US$	6,340	19,025	49,945	26,779	-	102,089	95,022	Quarterly	3.68	3.14
0-E	RRPF ENGINE	England	US$	1,167	3,480	9,103	8,826	4,870	27,446	23,012	Monthly	4.01	4.01
0-E	APPLE BANK	U.S.A.	US$	1,711	5,175	13,640	13,394	760	34,680	31,544	Quarterly	3.93	3.33
0-E	BTMU	U.S.A.	US$	3,489	10,485	27,605	27,062	775	69,416	63,189	Quarterly	4.06	3.46
0-E	NATIXIS	France	US$	4,242	9,870	9,815	563	-	24,490	23,161	Quarterly	4.28	4.12
0-E	KFW IPEX-BANK	Germany	US$	1,764	5,328	5,378	-	-	12,470	12,215	Quarterly	4.20	4.19
0-E	AIRBUS FINANCIAL	U.S.A.	US$	2,074	6,197	7,840	-	-	16,111	15,417	Monthly	4.19	4.19

0-E	CITIBANK (*)	U.S.A.	US$	25,705	77,703	103,341	-	-	206,749	196,211	Quarterly	6.00	6.00
0-E	Boeing	U.S.A.	US$	559	1,425	55,728	-	-	57,712	55,727	At Expiration	4.01	4.01

	OTHERS	-	US$	1,224	2,484	681	-	-	4,389	4,021	-	-	-

	Total			534,959	1,039,060	2,866,810	1,555,906	2,098,861	8,095,596	6,989,299

(*) Bonus securitized with the future flows of credit card sales in the United States and Canada.

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2018 Restated

Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days ThUS$	More than 90 days to one year ThUS$	More than one to three years ThUS$	More than three to five years ThUS$	More than five years ThUS$	Total ThUS$	Nominal value ThUS$	Amortization	Effective rate %	Nominal rate %

0-E	NEDERLANDSCHE NCM	Holland	US$	175	499	1,332	55	-	2,061	1,851	Monthly	6.01	6.01

0-E	NATIXIS	France	US$	4,195	7,935	46,780	41,872	-	100,782	95,789	Quarterly / Semiannual	6.87	6.87
0-E	WACAPOU LEASING S.A.	Luxembourg	US$	839	2,433	6,542	-	-	9,814	9,226	Quarterly	4.81	4.81
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	US$	11,536	32,312	161,778	-	-	205,626	208,224	Quarterly	5.88	5.82
0-E	GA Telesis LLC	U.S.A.	US$	680	1,753	4,675	4,675	11,318	23,101	13,202	Monthly	15.62	15.62

	Total			17,425	44,932	221,107	46,602	11,318	341,384	328,292

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2018 Restated

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days ThUS$	More than 90 days to one year ThUS$	More than one to three years ThUS$	More than three to five years ThUS$	More than five years ThUS$	Total ThUS$	Nominal value ThUS$

	AIRCRAFT	OTHERS	US$	140,780	420,561	1,015,495	785,417	1,298,585	3,660,838	2,721,352
	OTHER ASSETS	OTHERS	US$	4,968	14,536	25,689	20,029	21,138	86,360	86,360
			CLP	57	170	1	-	-	228	228
			UF	1,683	2,565	667	34	-	4,949	4,949
			COP	304	731	366	21	-	1,422	1,422
			EUR	311	431	215	-	-	957	957
			GBP	45	128	36	-	-	209	209
			MXN	33	92	235	115	-	475	475
			PEN	183	409	114	-	-	706	706

	OTHERS	OTHERS	US$	720,718	9,979	-	-	-	730,697	730,697
			CLP	74,566	16,493	-	-	-	91,059	91,059
			BRL	309,552	66	-	-	-	309,618	309,618
			Other currencies	252,116	3,406	-	-	-	255,522	255,522

Foreign	Inversora Aeronáutica Argentina S.A.	Argentina	ARS	15	-	-	-	-	15	15
78.591.370-1	Bethia S.A. y Filiales	Chile	CLP	365	-	-	-	-	365	365
Foreign	TAM Aviação Executiva e Taxi Aéreo S.A.	Brazil	BRL	2	-	-	-	-	2	2

	Total			1,505,698	469,567	1,042,818	805,616	1,319,723	5,143,422	4,203,936

	Total consolidated			2,058,082	1,553,559	4,130,735	2,408,124	3,429,902	13,580,402	11,521,527

The Company has fuel, interest rate and exchange rate hedging strategies involving derivatives contracts with different financial institutions. The Company has margin facilities with each financial institution in order to regulate the mutual exposure produced by changes in the market valuation of the derivatives.

At the end of 2018, the Company had delivered US$ 5.0 million in guarantees for derivative margins, corresponding to cash and standby letters of credit. As of December 31, 2019, US$ 23.7 million were delivered in guarantees corresponding to cash and standby letters of credit. The increase was due to: i) the expiration of hedge contracts, ii) acquisition of new hedge contracts, and iii) changes in fuel prices, changes in exchange rates and interest rates.

3.2.	Capital risk management

The Company’s objectives, with respect to the management of capital, are (i) to comply with the restrictions of minimum equity and (ii) to maintain an optimal capital structure.

The Company monitors its contractual obligations and the regulatory limitations in the different countries where the entities of the group are domiciled to assure they meet the limit of minimum net equity, where the most restrictive limitation is to maintain a positive net equity.

Additionally, the Company periodically monitors the short and long term cash flow projections to assure the Company has adequate sources of funding to generate the cash requirement to face its investment and funding future commitments.

The Company international credit rating is the consequence of the Company capacity to face its long terms financing commitments. As of December 31, 2019 the Company has an international long term credit rating of BB- with stable outlook by Standard & Poor’s, a BB- rating with stable outlook by Fitch Ratings and a Ba3 rating with stable outlook by Moody’s.

3.3.	Estimates of fair value.

At december 31, 2019, the Company maintained financial instruments that should be recorded at fair value. These are grouped into two categories:

1.	Hedge Instruments:

This category includes the following instruments:

-	Interest rate derivative contracts,

-	Fuel derivative contracts,

-	Currency derivative contracts.

2.	Financial Investments:

This category includes the following instruments:

-	Investments in short-term Mutual Funds (cash equivalent)

-	Private investment funds.

The Company has classified the fair value measurement using a hierarchy that reflects the level of information used in the assessment. This hierarchy consists of 3 levels (I) fair value based on quoted prices in active markets for identical assets or liabilities, (II) fair value calculated through valuation methods based on inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) and (III) fair value based on inputs for the asset or liability that are not based on observable market data.

The fair value of financial instruments traded in active markets, such as investments acquired for trading, is based on quoted market prices at the close of the period using the current price of the buyer. The fair value of financial assets not traded in active markets (derivative contracts) is determined using valuation techniques that maximize use of available market information.

The following table shows the classification of financial instruments at fair value, depending on the level of information used in the assessment:

	As of December 31, 2019				As of December 31, 2018
		Fair value measurements using values considered as				Fair value measurements using values considered as
	Fair value	Level I	Level II	Level III	Fair value	Level I	Level II	Level III
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Assets
Cash and cash equivalents	222,094	222,094	-	-	43,653	43,653	-	-
Short-term mutual funds	222,094	222,094	-	-	43,653	43,653	-	-

Other financial assets, current	471,797	386,688	85,109	-	366,573	343,218	23,355	-
Fair value interest rate derivatives	27,044	-	27,044	-	19,460	-	19,460	-
Fair value of fuel derivatives	48,542	-	48,542	-	-	-	-	-
Fair value of foreign currency derivative	586	-	586	-	3,895	-	3,895	-
Accrued interest since the last payment date Swap of currencies	3	-	3	-	-	-	-	-
Derivative not recognized as a hedge	-	-	-	-	19,396	19,396	-	-
Private investment funds	386,669	386,669	-	-	322,428	322,428	-	-
Certificate of Deposit (CBD)	8,934	-	8,934	-	-	-	-	-
Domestic and foreign bonds	19	19	-	-	1,394	1,394	-	-

Liabilities

Other financial liabilities, current	50,372	-	50,372	-	33,633	7,712	25,921	-
Fair value of interest rate derivatives	302	-	302	-	335	-	335	-
Fair value of fuel derivatives	-	-	-	-	15,678	-	15,678	-
Fair value of foreign currency derivatives	48,347	-	48,347	-	7,587	-	7,587	-
Interest accrued since the last payment date of Currency Swap	1,723	-	1,723	-	2,321	-	2,321	-

Other financial liabilities, non current	-	-	-	-	7,712	7,712	-	-
Fair value of interest rate derivatives	-	-	-	-	340	-	340	-
Interest accrued since the last date of Swap interest rates	-	-	-	-	340	-	340	-

Additionally, at December 31, 2019, the Company has financial instruments which are not recorded at fair value. In order to meet the disclosure requirements of fair values, the Company has valued these instruments as shown in the table below:

	As of December 31, 2019		As of December 31, 2018
	Book value	Fair value	Book value	Fair value
	ThUS$	ThUS$	ThUS$	ThUS$
			Restated	Restated
Cash and cash equivalents	850,486	850,486	1,037,989	1,037,989
Cash on hand	4,982	4,982	8,974	8,974
Bank balance	329,633	329,633	331,218	331,218
Overnight	350,080	350,080	282,164	282,164
Time deposits	165,791	165,791	415,633	415,633
Other financial assets, current	-	-	17,411	17,411
Other financial assets	-	-	17,411	17,411
Trade debtors, other accounts receivable and Current accounts receivable	1,244,348	1,244,348	1,162,582	1,162,582
Accounts receivable from entities related, current	19,645	19,645	2,931	2,931
Other financial assets, not current	46,907	46,907	58,700	58,700
Accounts receivable, non-current	4,725	4,725	5,381	5,381

Other current financial liabilities	1,835,288	2,019,068	1,397,156	1,942,332
Accounts payable for trade and other accounts payable, current	2,220,500	2,220,500	1,674,303	1,674,303
Accounts payable to entities related, current	56	56	382	382
Other financial liabilities, not current	8,530,418	8,846,418	5,864,570	8,387,939
Accounts payable, not current	619,110	619,110	483,656	483,656

The book values of accounts receivable and payable are assumed to approximate their fair values, due to their short-term nature. In the case of cash on hand, bank balances, overnight, time deposits and accounts payable, non-current, fair value approximates their carrying values.

The fair value of other financial liabilities is estimated by discounting the future contractual cash flows at the current market interest rate for similar financial instruments (Level II). In the case of Other financial assets, the valuation was performed according to market prices at period end. The book value of Other financial liabilities, current or non-current, do not include lease liabilities.